American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2055 Portfolio
April 30, 2026

One Choice Blend+ 2055 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.6%
Avantis U.S. Equity Fund G Class	823,650	18,943,947
Avantis U.S. Small Cap Value Fund G Class	103,440	2,116,382
Focused Dynamic Growth Fund G Class	179,982	15,689,019
Focused Large Cap Value Fund G Class	1,405,877	15,506,826
Heritage Fund G Class	137,699	3,651,765
Mid Cap Value Fund G Class	228,988	3,634,044
Small Cap Growth Fund G Class	78,841	2,078,246
		61,620,229
International Equity Funds — 33.9%
Avantis Emerging Markets Equity Fund G Class	170,020	2,902,243
Avantis International Equity Fund G Class	786,290	13,280,434
Emerging Markets Fund G Class	243,797	4,590,701
Focused International Growth Fund G Class	241,176	4,760,809
Global Real Estate Fund G Class	192,819	2,865,289
International Small-Mid Cap Fund G Class	148,195	1,941,349
Non-U.S. Intrinsic Value Fund G Class	441,427	4,710,024
		35,050,849
Domestic Fixed Income Funds — 4.6%
Avantis Core Fixed Income Fund G Class	423,741	3,559,426
High Income Fund G Class	105,783	920,316
Inflation-Adjusted Bond Fund G Class	29,736	319,065
		4,798,807
International Fixed Income Funds — 1.6%
Emerging Markets Debt Fund G Class	51,234	483,649
Global Bond Fund G Class	129,887	1,132,618
		1,616,267
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	327,921	327,921
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $86,672,513)		103,414,073
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$103,414,073

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$18,536	$2,592	$4,534	$2,350	$18,944	824	$388	$441
Avantis U.S. Small Cap Value Fund	1,624	341	236	387	2,116	103	10	125
Focused Dynamic Growth Fund	12,217	4,436	2,003	1,039	15,689	180	68	881
Focused Large Cap Value Fund	12,090	4,451	1,381	347	15,507	1,406	(10)	1,515
Heritage Fund	2,954	1,373	108	(567)	3,652	138	(6)	467
Mid Cap Value Fund	2,904	927	169	(28)	3,634	229	(2)	411
Small Cap Growth Fund	1,633	446	123	122	2,078	79	4	112
Avantis Emerging Markets Equity Fund	2,265	343	268	562	2,902	170	17	93
Avantis International Equity Fund	6,733	5,879	1,197	1,865	13,280	786	22	389
Emerging Markets Fund	3,421	501	643	1,312	4,591	244	74	86
Focused International Growth Fund	3,750	1,061	203	153	4,761	241	2	44
Global Real Estate Fund	2,263	431	139	310	2,865	193	(1)	101
International Small-Mid Cap Fund	1,548	252	115	256	1,941	148	3	53
Non-U.S. Intrinsic Value Fund	3,738	1,207	395	160	4,710	441	6	470
Avantis Core Fixed Income Fund	2,537	1,290	261	(7)	3,559	424	(3)	103
High Income Fund	630	309	14	(4)	921	106	—	42
Inflation-Adjusted Bond Fund	228	91	3	3	319	30	—	7
Emerging Markets Debt Fund	334	144	4	10	484	51	—	22
Global Bond Fund	929	340	124	(12)	1,133	130	—	42
U.S. Government Money Market Fund	—	328	—	—	328	328	—	5
	$80,334	$26,742	$11,920	$8,258	$103,414	6,251	$572	$5,409
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.